Other Receivable	12 Months Ended
Dec. 31, 2025
Other Receivable [Abstract]
OTHER RECEIVABLE

NOTE 8 - OTHER RECEIVABLE

On April 25, 2023, the Company entered into an investment agreement with a third party, pursuant to which the principal amount was $1,000,000 with an original maturity of two years. In March 2025, the Company elected to extend the term of the investment for an additional one-year term, with a new maturity date of April 24, 2026.

On June 3, 2024, the Company entered into an investment agreement with another third party, pursuant to which the principal amount was $5,000,000 with an original maturity of one year. Upon the initial maturity in June 2025, the Company elected to extend the term of the investment for an additional one-year term, with a new maturity date of June 2, 2026.

On December 31, 2025, the Company terminated the above-mentioned investment agreements prior to their maturity dates. As a result, for reporting purposes, $6,000,000 principal and $846,247 realized gain were recorded in other receivable. As of date of this report, the Company received repayment of $1,000,000. The remaining $5,846,247 is expected to be received in May 2026.